                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: September 30, 2009

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pettyjohn Co
Address:   1925 Atherholt Road
           Lynchburg, VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John D. Doyle, Jr.
Title:     President
Phone:     434-845-1266

Signature, Place, and Date of Signing:

/s/ John D. Doyle, Jr.     Lynchburg, VA       10/16/09
-----------------------    ---------------     --------
     [Signature]            [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          61

Form 13F Information Table Value Total:      84,265
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                            Title of              Value    Shrs or                  Investment  Voting   Authority
Name of Issuer               Class      CUSIP   (x $1000)  Pm Amt   SH/PRN Put/Call Discretion   Sole     Shared   None
--------------              --------- --------- --------- --------- ------ -------- ---------- --------- --------- ----
ABB Ltd                     common    000375204       323    16,125                    Sole       16,125
Archer Daniels Midland      common    039483102       343    11,738                    Sole       11,738
Abbott Labs                 common    002824100     2,594    52,426                    Sole       52,426
A T & T                     common    00206R102     1,031    38,178                    Sole       38,178
A T & T Pfd 6.375%          preferred 00211G208     1,196    44,700                    Sole       44,700
Bank of America             common    060505104     1,091    64,502                    Sole       64,502
BB&T                        common    054937107       838    30,753                    Sole       30,753
Becton Dickinson            common    075887109       673     9,655                    Sole        9,655
BHP Billiton                common    088606108     2,073    31,404                    Sole       31,404
Blackrock Insd Muni         common    092474105       140    13,506                    Sole       13,506
Boeing                      common    097023105       627    11,575                    Sole       11,575
BP                          common    055622104       985    18,507                    Sole       18,507
Burlington N Sant           common    12189T104       627     7,850                    Sole        7,850
Canadian Natl Railway       common    136375102       963    19,650                    Sole       19,650
Caterpillar                 common    149123101     1,095    21,325                    Sole       21,325
Chesapeake Energy           common    165167107     1,478    52,050                    Sole       52,050
Chevron Corp                common    166764100       806    11,450                    Sole       11,450
Cisco                       common    17275R102     1,029    43,725                    Sole       43,725
Claymore Solar Energy ETF   common    18383M621       137    13,900                    Sole       13,900
Coca-Cola                   common    191216100     1,669    31,083                    Sole       31,083
Conoco Phillips             common    20825C104     2,361    52,277                    Sole       52,277
CVS/Caremark                common    126650100     1,058    29,610                    Sole       29,610
Developers Diversified Rlty common    251591103       235    25,398                    Sole       25,398
Devon Energy                common    25179M103       581     8,625                    Sole        8,625
Dominion Resources          common    25746U109     1,099    31,864                    Sole       31,864
Exelon Corp                 common    30161N101     1,748    35,225                    Sole       35,225
Exxon- Mobil                common    30231G102     7,719   112,511                    Sole      112,511
Fedex Corp                  common    31428X106       715     9,501                    Sole        9,501
Financial Sector SPDR Fund  common    813694605       329    22,050                    Sole       22,050
FPL Group                   common    302571104     1,190    21,550                    Sole       21,550
GE                          common    369604103     3,251   198,004                    Sole      198,004
Health Care REIT            common    42217K106       309     7,425                    Sole        7,425
Hewlett Packard             common    428236103     1,205    25,525                    Sole       25,525
Intel                       common    458140100       230    11,755                    Sole       11,755
International Bus. Mach.    common    459200101     1,974    16,503                    Sole       16,503
ishares Healthcare Ind      common    464287762     1,036    17,575                    Sole       17,575
ishares Lehman 1-3 yr Trs   common    464287547     1,324    15,755                    Sole       15,755
ishares S&P Natl Muni       common    464288414       477     4,505                    Sole        4,505
ishares Technology Index    common    464287721       722    13,900                    Sole       13,900
ITT Industries              common    450911102       896    17,175                    Sole       17,175
Johnson & Johnson           common    478160104     4,743    77,897                    Sole       77,897
Lincoln Natl Corp           common    534187109       662    25,559                    Sole       25,559
Lowes Companies             common    548661107       956    45,650                    Sole       45,650
3M                          common    604059105     1,765    23,918                    Sole       23,918
Modine                      common    607828100       104    11,175                    Sole       11,175
Norfolk Southern            common    655844108     1,823    42,293                    Sole       42,293
Norvartis ADR               common    66987V109       608    12,075                    Sole       12,075

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
                            Title of              Value    Shrs or                  Investment  Voting   Authority
Name of Issuer               Class      CUSIP   (x $1000)  Pm Amt   SH/PRN Put/Call Discretion   Sole     Shared   None
--------------              --------- --------- --------- --------- ------ -------- ---------- --------- --------- ----
Nuveen Municipal Value      common    670928100     1,215   122,250                    Sole      122,250
PepsiCo                     common    713448108     4,606    78,527                    Sole       78,527
Philip Morris Intl          common    718172109       395     8,097                    Sole        8,097
Plum Creek Timber           common    729251108       599    19,550                    Sole       19,550
Procter & Gamble            common    742718109     6,054   104,522                    Sole      104,522
Progress Energy             common    743263105       643    16,462                    Sole       16,462
SPDR Short Term Muni Bk     common    78464A425       265    11,000                    Sole       11,000
SPDR Tr I Unit Ser 1        common    78462F103       626     5,924                    Sole        5,924
United Parcel Service       common    911312106       637    11,275                    Sole       11,275
United Technologies         common    913017109     4,714    77,369                    Sole       77,369
Vanguard Div Apprec ETF     common    921908844       772    17,400                    Sole       17,400
Verizon                     common    92343V104     3,326   109,885                    Sole      109,885
WalMart                     common    931142103     1,242    25,300                    Sole       25,300
Wells Fargo                 common    949746101       333    11,827                    Sole       11,827
                                                   84,265 2,078,790                            2,078,790